Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Costs Capitalized	$ 1	$ 0	$ 2	$ 12	$ 45
Cash and Cash Equivalents, at Carrying Value	1,454		1,513	1,227
Restricted Cash and Cash Equivalents			3,100	167
Advertising Expense			55	65	176
Cash, Cash Equivalents and Restricted Cash	4,600	$ 1,415	4,631	1,394	2,887	$ 3,144
Variable Interest Entity, Primary Beneficiary [Member]
Cash and Cash Equivalents, at Carrying Value	$ 1,115		$ 1,157	948
Adjustments for New Accounting Pronouncement [Member]
Cash, Cash Equivalents and Restricted Cash				$ 6	$ 240